Fair Value Measurement - Additional Information (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Cost method investments, write-down of carrying value	¥ 1,002,539	$ 154,087	¥ 869,741
Significant Unobservable Inputs (Level 3)
Cost method investments, write-down of carrying value	80,000
Cost method investments, fair value disclosure	¥ 61,100	$ 9,391